SUPPLEMENTAL CASH FLOW INFORMATION - Schedule of Changes in Non-Cash Working Capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash Flow Statement [Abstract]
Accounts receivable	$ 11	$ (17)	$ 86	$ (22)
Accounts payable and other	146	151	(91)	30
Changes in non-cash working capital, net	$ 157	$ 134	$ (5)	$ 8